Accrued Expenses and Other Payables (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Payables and Accruals [Abstract]
Salary payable	$ 84,588	$ 52,551
Accrued labilities and other payables	$ 190,346	$ 181,608